Schedule 1 - Condensed Parent Company Financial Statements (Debt Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
2015	$ 58,615
2016	35,903
2017	175,092
2018	54,051
2019	94,797
Thereafter	1,200,812
Aqua America, Inc. [Member]
Debt Instrument [Line Items]
2015	18,000
2016	16,050
2017	26,050
2018	20,800
2019	50,000
Thereafter	$ 193,500